Nature of the business, Assets acquired (Details) $ in Millions						3 Months Ended
		Jan. 29, 2019 USD ($)	Dec. 14, 2018 USD ($) MW	Dec. 11, 2018 USD ($) kV	Feb. 28, 2018 USD ($) MW	Mar. 31, 2019	Dec. 28, 2018 USD ($)	Oct. 10, 2018 USD ($)
Befesa Agua Tenes, S.L.U. [Member]
Nature of the business [Abstract]
Ownership interest		51.00%
Equity value of agreed price		$ 24.5
Consideration payment advanced		$ 19.9
Interest rate		12.00%
Chile TL3 [Member]
Nature of the business [Abstract]
Gross capacity | kV				66
Acquisition purchase price				$ 6.0
Ownership interest						100.00%
ATN [Member]
Nature of the business [Abstract]
Acquisition purchase price							$ 16.0
Ownership interest	[1]					100.00%
Melowind [Member]
Nature of the business [Abstract]
Percentage interest acquired			100.00%
Gross capacity | MW			50
Acquisition purchase price			$ 45.0
Ownership interest						100.00%
Mini- Hydro [Member]
Nature of the business [Abstract]
Percentage interest acquired					100.00%
Gross capacity | MW					4
Acquisition purchase price					$ 9.0
Ownership interest						100.00%
PTS [Member]
Nature of the business [Abstract]
Percentage interest acquired								5.00%
Acquisition purchase price								$ 7.0

[1]	Including the acquisition of ATN expansion 1.